Cash and Cash Equivalents - Schedule of Cash in the Process of Collection (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Documents held by other banks (documents to be cleared)	$ 37,030	$ 76,922
Funds receivable	136,162	154,383
Subtotals assets	173,192	231,305
Liabilities
Funds payable	154,232	164,573
Subtotals liabilities	154,232	164,573
Cash items in process of collection, net	$ 18,960	$ 66,732